Segmented Information (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Operating Segments [Abstract]
Disclosure of Selected Financial Information by Geographical Segment

The Company operates in three reportable geographical and one operating segment.  Selected financial information by geographical segment is as follows:

	Mexico	Canada	USA
April 30, 2021				Total
E&E assets	$4,088	$—	$—	$4,088
ROU assets	771	208	—	979
Mining interest, plant and equipment	29,387	17	—	29,404
Reclamation bonds	—	—	165	165
Deferred tax asset	434	2,912	—	3,346

	Mexico	Canada	USA
April 30, 2020				Total
E&E assets	$3,932	$ -	$2,044	$5,976
ROU assets	1,584	260	—	1,844
Mining interest, plant and equipment	35,268	34	—	35,302
Reclamation bonds	—	—	165	165
Deferred tax asset	1,914	2,912	—	4,826